Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Year ended December 31,
	2022	2021
Intangibles - beginning of period	$24,339	$24,390
Amortization	(51)	(51)
Intangibles - end of period	24,288	24,339
Gross carrying value	24,442	24,442
Accumulated amortization	$(154)	$(103)